Net investment income (loss) (Tables)	12 Months Ended
Dec. 31, 2020
Net Investment Income [Abstract]
Schedule of Net Investment Income
Net investment income (loss) for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

	2020	2019	2018
Net investment income (loss) by type
Net realized gains (losses) on investments and investment derivatives	$46,369	$(5,850)	$446,646
Net change in unrealized gains (losses) on investments and investment derivatives	14,881	8,381	(412,650)
Net gains (losses) on currencies	7,998	12,806	(7,305)
Dividend and interest income	16,035	18,551	53,523
Dividends paid on securities sold, not yet purchased	—	—	(5,259)
Other expenses	(1,333)	(954)	(15,696)
Management and performance fees to related parties (1)	—	—	(29,845)
Net investment income (loss) from investment in related party investment fund (1)	194,988	249,626	(280,847)
Net investment income (loss)	$278,938	$282,560	$(251,433)
(1)Effective August 31, 2018, SiriusPoint, Third Point Re BDA and Third Point Re USA entered into the 2018 LPA to invest in TP Fund. As a result, the management and performance fees are presented within net investment income (loss) from investment in related party investment fund from the effective date of the transition. See Note 11 for additional information regarding management and performance fees.
The following table provides an additional breakdown of our net investment income (loss) by asset and liability type for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Net investment income (loss) by asset type
Equity securities	$—	$—	$70,646
Private common equity securities	—	—	(401)
Private preferred equity securities	—	—	(2,680)
Total equities	—	—	67,565
Asset-backed securities	34,601	—	20,714
Bank debt	376	—	5,326
Corporate bonds	34,522	—	(2,958)
Municipal bonds	—	—	9,990
U.S. Treasury securities	2,430	8,703	2,787
Sovereign debt	162	515	(7,380)
Other debt securities	—	—	406
Total debt securities	72,091	9,218	28,885
Options	—	—	(15,527)
Rights and warrants	—	—	238
Real estate	—	—	(186)
Trade claims	—	—	(580)
Total other investments	—	—	(16,055)
Net investment loss in funds valued at NAV, excluding TP Fund	—	(6)	(723)
Total net investment income from invested assets	72,091	9,212	79,672
Net investment income (loss) by liability type
Equity securities	—	—	(32,407)
Corporate bonds	—	—	(2,452)
U.S. Treasury securities	582	—	—
Options	—	—	21,697
Total net investment income (loss) from securities sold, not yet purchased	582	—	(13,162)
Other investment income (losses) and other expenses not presented above
Other investment income (expenses)	(1,021)	(954)	903
Net investment income on derivative contracts	—	—	644
Net investment income (loss) on cash, including foreign exchange gain (loss)	12,298	24,676	(14,885)
Net investment losses on securities purchased under an agreement to sell and securities sold under an agreement to repurchase	—	—	(238)
Withholding taxes reclassified to income tax expense	—	—	6,325
Total other investment income and other expenses	11,277	23,722	(7,251)
Management and performance fees to related parties (1)	—	—	(29,845)
Net investment income (loss) from investment in related party investment fund (1)	194,988	249,626	(280,847)
Net investment income (loss)	$278,938	$282,560	$(251,433)
(1)Effective August 31, 2018, SiriusPoint, Third Point Re BDA and Third Point Re USA entered into the 2018 LPA to invest in TP Fund. As a result, the management and performance fees are presented within net investment income (loss) from investment in related party investment fund from the effective date of the transition. See Note 11 for additional information regarding management and performance fees.